Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0001116942
Registrant Name	TTM TECHNOLOGIES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES